ETFMG Prime Cyber Security ETF
Schedule of Investments
December 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.3%
Canada - 3.6%
Software - 3.6% (d)
Absolute Software Corp.	2,845,224	$33,863,731
BlackBerry Ltd. (a)	5,804,594	38,487,527
Total Software		72,351,258

Finland - 0.1%
Software - 0.1% (d)
F-Secure Oyj (a)	436,170	2,043,456

Israel - 8.6%
Communications Equipment - 1.1%
Radware, Ltd. - ADR (a)	806,468	22,379,487
Software - 7.5% (d)
Allot Communications, Ltd. - ADR (a)	1,025,487	10,788,123
Check Point Software Technologies, Ltd. - ADR (a)	366,475	48,708,192
CyberArk Software, Ltd. - ADR (a)	371,981	60,108,410
Tufin Software Technologies Ltd. - ADR (a)(b)(f)	2,517,109	31,413,521
Total Software		151,018,246
Total Israel		173,397,733

Japan - 3.7%
Software - 3.7% (d)
Digital Arts, Inc.	248,347	22,849,223
FFRI Security, Inc. (a)	273,592	6,186,987
Trend Micro, Inc. (a)	793,532	45,649,896
Total Software		74,686,106

Jersey - 1.3%
Software - 1.3% (d)
Mimecast, Ltd. - ADR (a)	459,937	26,142,819

Republic of Korea - 0.9%
Software - 0.9% (d)
Ahnlab, Inc.	246,047	17,259,304

Sweden - 0.8%
Electronic Equipment, Instruments & Components - 0.8%
Fingerprint Cards AB - Class B (a)(b)	7,747,115	16,393,270

United Kingdom - 6.4%
Aerospace & Defense - 3.1%
BAE Systems PLC	3,004,199	20,081,127
QinetiQ Group PLC	4,926,387	21,544,438
Ultra Electronics Holdings PLC	718,921	20,370,379
Total Aerospace & Defense		61,995,944

IT Services - 1.0%
NCC Group PLC	5,849,403	20,157,667
Software - 2.3% (d)
Avast Plc	6,495,088	47,741,019
Total United Kingdom		129,894,630

United States - 73.9%
Aerospace & Defense - 2.1%
Parsons Corp. (a)(b)	1,194,910	43,506,673
Communications Equipment - 7.7%
Cisco Systems, Inc.	1,404,123	62,834,504
F5 Networks, Inc. (a)	139,050	24,464,457
Juniper Networks, Inc. (b)	1,990,483	44,805,772
NetScout Systems, Inc. (a)	852,251	23,368,722
Total Communications Equipment		155,473,455
Internet Software & Services - 0.8%
Zix Corp. (a)	1,851,919	15,982,061
IT Services - 14.9%
Akamai Technologies, Inc. (a)	428,883	45,028,426
Booz Allen Hamilton Holding Corp.	245,160	21,373,049
CACI International, Inc. - Class A (a)	175,299	43,707,300
Leidos Holdings, Inc.	214,505	22,548,766
LiveRamp Holdings, Inc. (a)	683,130	49,998,285
ManTech International Corp. - Class A	268,479	23,878,522
Okta, Inc. (a)(b)	107,335	27,290,997
Science Applications International Corp.	448,866	42,480,678
VeriSign, Inc. (a)	113,805	24,627,402
Total IT Services		300,933,425
Software - 48.4% (d)
A10 Networks, Inc. (a)	2,592,817	25,565,176
Cloudflare, Inc. - Class A (a)(b)	665,852	50,598,093
CommVault Systems, Inc. (a)	864,275	47,854,907
Crowdstrike Holdings, Inc. (a)	207,325	43,915,581
Everbridge, Inc. (a)(b)	163,858	24,426,312
FireEye, Inc. (a)(b)	2,791,464	64,371,160
Fortinet, Inc. (a)	353,467	52,500,453
McAfee Corp. - Class A (b)	1,278,017	21,330,104
NortonLifeLock, Inc.	2,298,683	47,766,633
OneSpan, Inc. (a)	976,125	20,186,265
Palo Alto Networks, Inc. (a)	159,393	56,646,678
Ping Identity Holding Corp. (a)(b)	1,761,114	50,438,305
Proofpoint, Inc. (a)	394,269	53,782,234
Qualys, Inc. (a)(b)	457,194	55,718,233
Rapid7, Inc. (a)	278,120	25,075,299
Sailpoint Technologies Holdings, Inc. (a)(b)	907,850	48,333,934
SecureWorks Corp. - Class A (a)(b)(e)(f)	1,411,682	20,074,118
SolarWinds Corp. (a)(b)	1,852,629	27,696,804
Splunk, Inc. (a)	299,698	50,915,693
Sumo Logic, Inc. (a)(b)	1,613,788	46,122,061
Tenable Holdings, Inc. (a)(b)	1,133,552	59,239,428
Varonis Systems, Inc. (a)	171,164	28,004,142
Verint Systems, Inc. (a)(b)	372,837	25,047,190
Zscaler, Inc. (a)	150,160	29,988,454
Total Software		975,597,257
Total United States		1,491,492,871
TOTAL COMMON STOCKS (Cost $1,537,050,779)		2,003,661,447

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 16.6%
ETFMG Sit Ultra Short ETF (f)	1,000,000	49,765,000
Mount Vernon Liquid Assets Portfolio, LLC, 0.16%	285,585,641	285,585,641
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $335,694,517)		335,350,641

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.01%	12,336,523	12,336,523
TOTAL SHORT-TERM INVESTMENTS (Cost $12,336,523)		12,336,523

Total Investments (Cost $1,885,081,819) - 116.5%		2,351,348,611
Liabilities in Excess of Other Assets - (16.5)%		(332,936,557)
TOTAL NET ASSETS - 100.0%		$2,018,412,054

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of December 31, 2020.
(c)	The rate quoted is the annualized seven-day yield at December 31, 2020.
(d)	As of December 31, 2020 the Fund had a significant portion of its assets in the Software Industry.
(e)	These securities have been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $20,074,118, which represents 0.99% of total net assets.
(f)
Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act.  A schedule of the Fund's investments in securities of affiliated issuers held during the six months ended December 31, 2020 is set forth below.

Issuer Name	Value at September 30, 2020	Purchase	Sales	Net Realized (Losses)	Net Change in Unrealized appreciation (Depreciation)	Value at December 31, 2020	Dividends	Shares Held At December 31, 2020
ETFMG Sit Ultra Short ETF	$49,785,000	$-	$-	$-	$(20,000)	$49,765,000	$-	1,000,000
Secureworks, Corp.	12,800,697	3,976,637	(160,526)	(23,118)	3,480,428	20,074,118	-	1,411,682
Tufin Software Technologies, Ltd.	16,657,303	6,012,208	(238,392)	(319,853)	9,302,255	31,413,520	-	2,517,109
	$79,243,000	$9,988,845	$(398,919)	$(342,971)	$12,762,683	$101,252,638	$-	4,928,791

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2020, HACK, IPAY, VALT, AWAY, GERM, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of December 31, 2020, AIEQ held one fair valued security. As of December 31, 2020, SILJ held three fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2020:

HACK
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,003,661,447	$-	$-	$2,003,661,447
Short Term Investments	12,336,523	-	-	12,336,523
ETFMG Sit Ultra Short ETF**	49,765,000	-	-	49,765,000
Investments Purchased with Securities Lending Collateral*	-	-	-	285,585,641
Total Investments in Securities	$2,065,762,970	$-	$-	$2,351,348,611

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.